Employee Benefits - Schedule of expected benefits payment (Details) $ in Millions	Dec. 31, 2018 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	$ 6.5
2020	6.7
2021	6.6
2022	6.8
2023	7.5
2024-2028	$ 39.7